CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2018	December 31, 2017
	$	$
Cash	209,518	131,589
Short-term investments	209,694	328,275
	419,212	459,864